OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged	The book value of our Vessels secured under long-term loans was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Carrying value of vessels secured against long-term loans	2,170,538	1,938,867